Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet

Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2024	2023
Balance, beginning of year	$8.0	$6.0
Additions	-	5.3
Accretion charges	0.6	0.4
Lease payments	(2.0)	(3.7)
Balance, end of year	$6.6	$8.0

Current portion	$2.1	$1.9
Non-current portion	$4.5	$6.1

Detailed information About In Maturity Lease Payments

The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2024. The office lease reflects a new office lease at the same premises that became effective in February 2025.

	2025	2026	2027	2028	2029	Thereafter	Total
Vehicle	$1.7	$0.8	$0.1	$-	$-	$-	$2.6
Office	0.3	0.7	0.8	0.5	-	-	2.3
Surface	0.1	0.1	0.1	0.1	0.1	4.6	5.1
Total	$2.1	$1.6	$1.0	$0.6	$0.1	$4.6	$10.0